OUTSTANDING WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 15 – OUTSTANDING WARRANTS

A summary of the status of the Company’s outstanding warrants, and the changes during the nine months ended September 30, 2015, is as follows:

2015
		Weighted
		Average
Description	Shares	Exercise Price
Outstanding, January 1, 2015	447,436	$8.00

Granted	285,388	7.50

Expired/Cancelled	(4,800)	(10.00)
Exercised	(12,760)	(10.00)

Outstanding September 30, 2015	715,264	$7.50

Exercisable September 30, 2015	575,264	$8.00

For the nine-months ended September 30, 2015, total shares issuable upon exercise of outstanding warrants increased by a net of 267,828 warrants from 447,436 warrants outstanding at January 1, 2015, for the reasons discussed below:

1)
On July 14, 2015, July 23, 2015 and August 10, 2015 we closed a private placement, in which we issued $1,795,000, in the aggregate, of convertible promissory notes and warrants to purchase its common stock. The associated warrants are exercisable into an aggregate of 236,000 shares of the Company’s common stock, and are exercisable until 5 years from issuance. The exercise price of these warrants is $7.50 per share.  Under the provisions of ASC 718, no value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 10). In connection with the private placement we also issued to the placement agent a warrant to purchase an aggregate of 28,320 shares of common stock on terms substantially similar to the warrants issued to the investors in the private placement.  The fair value of the warrant is $214,162, as determined by using the Black Scholes valuation method.  This non-cash expense was recorded as a general and administrative expense in the Company’s Statement of Operations during the third quarter of 2015.

2)
On September 9, 2015, the Company’s Board of Directors approved the issuance of warrants to two third-party service providers for services provided for corporate advisory services.  The warrants are exercisable into an aggregate of 12,000 shares of the Company’s common stock, with an exercise price of $8.50 per share.  The term of the warrants is five years from date of issuance, with vesting occurring on the grant date, and containing a cashless exercise feature.  The fair value of the warrant is $84,049, as determined by using the Black Scholes valuation method.  This non-cash expense was recorded as a general and administrative expense in the Company’s Statement of Operations during the third quarter of 2015.

3)
During the first quarter of 2015, the Company issued warrants to purchase in the aggregate 600 shares of the Company’s common stock, with an exercise price of $5.00 per share, in connection with the sale of 3,000 shares of its common stock in the aggregate for $15,000 in cash.  The investment involved three separate $5,000 cash deposits made by the investor in fiscal year 2014.  As a result, three warrants to purchase 200 shares of the Company’ common stock were issued with issuance dates commensurate with the respective cash receipt dates, which were August 4, 2014, August 22, 2014 and September 2, 2014.  The term of the warrants is four years from date of issuance.  Under the provisions of ASC 718, no value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 12).

4)
On June 19 2015, the Company issued warrants to purchase 68 shares of the Company’s common stock, with an exercise price of $9.50 per share, in connection with the sale of 338 shares of its common stock for $1,690 in cash.  The term of the warrants is four years from date of issuance.  Under the provisions of ASC 718, no value was assigned to the warrants granted during because the warrants were issued as a unit with common stock shares (See Note 12).

5)
On March 6, 2015, the Company issued warrants to purchase 200 shares of the Company’s common stock, with an exercise price of $19.00 per share, in connection with the sale of 1,000 shares of its common stock for 5,000 in cash involving a single investor.  The term of the warrants is four years from date of issuance.  Under the provisions of ASC 718, no value was assigned to the warrants granted because the warrants were issued as a unit with common stock shares (See Note 12).

6)
On February 6, 2015, the Company issued warrants to purchase 1,300 shares of the Company’s common stock, with an exercise price of $20.00 per share, in connection with the conversion of a $65,000 convertible note.  The term of the warrants is four years from date of issuance (See Note 12).

7)
On March 23, 2015, the Company entered into a twelve-month consulting agreement with a third party service provider for comprehensive public relations services, with the service period beginning April 1, 2015.  Either party may cancel the agreement upon the submission of a written notice at any time during the twelve-month period.  Following the initial twelve-month period, the parties may renegotiate a new agreement.  On May 15 2015, the Company granted of a five-year warrant to purchase 6,000 shares of the Company’s common stock, at an exercise price of $11.00 per share to the service provider under the terms of the consulting agreement.    The warrants were granted on May 15, 2015 and vest in 12 equal monthly installments commencing June 15, 2015.  As of September 30, 2015, one-third of the warrants had vested.  The fair value of the warrant is $52,639, as determined by using the Black Scholes valuation method.  This non-cash expense will be recorded ratably as a general and administrative expense in the Company’s Statement of Operations during the twelve-month vesting period.

8)
On September 16, 2014, the Company executed a six-month consulting agreement with a third party service provider for consulting services to introduce the Company to potential customers for its suite of products and services.  As a part of the agreement, the Company issued the service provider warrants to purchase 900 shares of the Company’s common stock at a price of $5.00 per share.  The warrants vest in tranches of 300 shares per qualifying event, all of which are outlined in the agreement.  Whatever portion of the warrants that are not vested on December 31, 2015 expire on that date.  The fair value of the warrants is $17,453, as determined by using the Black Scholes valuation method.  This non-cash expense will be recorded as a sales and marketing expense in the Company’s Statement of Operations on an allocated basis at the time when a specific qualifying event occurs.

9)	Warrants to purchase 4,800 shares of the Company’s common stock, with an exercise price of $10.00 per share, expired on March 31, 2015. The warrants were held by seven warrant holders.

10)
The Company issued 10,760 and 2,000 shares of its common stock upon the exercise of outstanding warrants during the first and third quarters of 2015, respectively, for an aggregate purchase price of $127,600 (See Note 12).

The following is a summary of the Company’s outstanding and exercisable warrants at September 30, 2015:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 9/30/15	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 9/30/15	Weighted Average Exercise Price
$5.00	240,852	2.53	$5.00	104,852	$5.00
$5.50 - 9.50	284,868	4.77	$7.50	284,868	$7.50
$10.00 - 22.50	189,544	2.01	$11.00	185,544	$11.00

$5.00 - 22.50	715,264	3.29	$7.50	575,264	$8.00

 NOTE 14 -    OUTSTANDING WARRANTS

For the twelve months period ended December 31 2014, warrant activity consisted of the following:

1)
The Company issued warrants to purchase 87,572 shares of common stock in connection with the issuance of 424,862 shares of the Company’s common stock pursuant to new investments, for cash totaling $2,084,115, which is net of $40,195 in finder fees and related miscellaneous costs.  The term of the warrants is four years from the date of issuance, with a range of exercise prices between $5.00 and $22.50 per share of common stock. Normally, the warrant coverage is twenty percent of the number of shares of stock issued.  This is true for all of the above warrants issued except for two warrants: one, involving an individual investment for $500,000 made in exchange for 100,000 shares of common stock and warrants to purchase 25,000 shares of common stock (or twenty-five percent warrant coverage), with an exercise price of $10.00 per share and an optional, cashless exercise feature; and two, an individual investment in shares of the Company’s common stock for $120,000 where no warrants were issued.

2)
The Company received deposits from two investors totaling $16,500 for the purchase of 3,300 shares of common stock and warrants to purchase 660 shares of common stock.  Most of these warrants will be issued in fiscal 2015 (See Note 12).

3)
The Company issued four-year warrants to purchase 2,400 shares of the Company’s common stock (with an exercise price of $5.00 per share) in connection with the issuance of 12,000 shares of its common stock in exchange for $60,000 of services, $31,835 of which services had been performed and $28,165 of which had yet to be performed.  This non-cash transaction was recorded on the Company’s balance sheet as a debit to accounts payable and accrued expense for $31,835, representing outstanding vendor invoices to be paid, and prepaid expenses for $28,165, representing the value of services to be performed by the vendor.  Those services were subsequently performed in fiscal year 2014.  The term of the warrants is four years from date of issuance.  Under the provisions of ASC 718, no value was assigned to the warrants granted during the nine month period, thus no additional expense was recorded under the Black-Scholes option pricing model because the warrants were issued as a unit with common stock shares.

4)
The Company issued warrants to purchase an aggregate of 145,167 shares of the Company’s common stock, at a price of $5.00 per share, to two outside consultants following their meeting specific performance metrics associated with growing the Company’s book of new business and/or securing additional capital or debt funding.  Each warrant specifies the individual tranches related to the specific metrics that must be achieved in order for the underlying shares to become exercisable.  The term of the two warrants is five years.  No valuation is determined for the respective tranches until the associated performance metric is achieved.  Warrants to purchase a total of 10,067 shares of common stock associated with these two agreements became exercisable during fiscal year 2014 as a result of one warrant holder achieving two specified metrics.  The fair value of the exercisable warrants totaled $42,231 and was determined by using the Black Scholes valuation method.  This non-cash expense was recorded as other expense in the Company’s Statement of Operations.

5)
On October 1, 2014, the Company executed a six-month consulting agreement with a third party service provider for corporate advisory services.  As a part of the agreement, the Company issued 4,000 warrants to purchase shares of the Company’s common stock at price of $5.00 per share.  The term of warrant is five years from the date of issuance.  The fair value of the exercisable warrants totaled $83,673, determined by using the Black Scholes valuation method.  This non-cash expense was recorded as general and administrative expense in the Company’s Statement of Operations.

6)
Also on October 1, 2014, the Company executed another six-month consulting agreement with a third party service provider for general financial advisory and investment banker services.  As a part of the agreement, the Company issued 4,000 warrants to purchase shares of the Company’s common stock at price of $5.00 per share.  The term of warrant is five years from the date of issuance.  The fair value of the exercisable warrants totaled $83,673, determined by using the Black Scholes valuation method.  This non-cash expense was recorded as general and administrative expense in the Company’s Statement of Operations.

7)
A number of warrant holders elected to exercise warrants to purchase a total of 9,200 shares of the Company’s common stock at a weighted average exercise price of $7.50 per share of stock, or for a total value of $68,000.  The Company issued 6,800 of those shares for an aggregate purchase price of $44,000, during the period (See Note 11).  The remaining 2,400 shares of common stock will not be issued for a period of six months from the date of exercise at the request of the two warrant holders.  These shares are being reported as an element of common stock to be issued (See Note 12).

8)	Warrants to purchase a total of 9,500 shares of common stock, held by two warrant holders, expired during the fiscal year 2014.

For the twelve months period ended December 31 2013, warrant activity consisted of the following:

1)
The 14,157 warrants issued in the 2013 private placement, as well as the 69,800 warrants issued in the 2012 private   placement, all have an exercise price of $5.00 per share of common stock, and expire four years following the date of issuance.  The exercise price and the number of shares of common stock purchasable upon exercise of the warrants are subject to adjustment (under a formula set forth in the warrants) upon the occurrence of certain events, including, but not limited to: (i) stock dividends, stock splits or reverse stock splits; (ii) the payment of dividends on the common stock payable in shares of common stock or securities convertible into common stock; (iii) a recapitalization, reorganization or reclassification involving the common stock, or a consolidation or merger of the Company; or (iv) a liquidation or dissolution of the Company.

2)
During 2013, the Company’s Board of Directors approved a four year extension to the life of the warrants to purchase 60,000 shares of common stock issued in the 2009 private placement of its Series B Preferred Stock (See Note 10).  These warrants were scheduled to expire in October 2013.  The Company determined the fair market value of this extension to be $120,000 using the Black-Scholes valuation method.  This determined cost is reported in the Company’s Statement of Operations for 2013.

A summary of the status of the Company’s outstanding warrants and the changes during 2013 and 2014 is as follows:

		Weighted Average
	Shares	Exercise Price
Outstanding, January 1, 2013	206,840	$8.50

Granted	14,157	$5.00

Cancelled	-	$-
Expired	-	$-

Outstanding, December 31, 2013	220,997	$8.00

Exercisable, December 31, 2013	220,997	$8.00

Granted	245,139	$7.50

Cancelled	(9,500)	$9.50
Expired	(9,200)	$7.50

Outstanding, December 31, 2014	447,436	$8.00

Exercisable, December 31, 2014	312,336	$9.00

The following is a summary of outstanding and exercisable warrants at December 31, 2014:

	Outstanding			Exercisable
Exercise Prices	Weighted Average Number Outstanding at 12/31/14	Remaining Life (in yrs.)	Weighted Average Exercise Price	Number Exercisable at 12/31/14	Weighted Average Exercise Price
$5.00	239,952	3.28	$5.00	104,852	$5.00
$5.50 - 9.50	8,280	3.47	$7.50	8,280	$7.50
10.00 - 22.50	199,204	2.46	11.00	199,204	11.00

$5.00 - 22.50	447,436	2.92	$7.50	312,336	$9.00